SCHEDULE OF BREAKDOWN OF THE STOCK-BASED COMPENSATION EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
BreakdownOfTheStockbasedCompensationExpenseLineItems [Line Items]
Options Expense	$ 117	$ 267	$ 268	$ 590
RSU Expense	21,687	17,528	38,537	29,912
Total	21,804	17,795	38,805	30,502
Cost of Sales – Agent Stock Based Compensation [Member]
BreakdownOfTheStockbasedCompensationExpenseLineItems [Line Items]
Options Expense
RSU Expense	14,462	12,260	24,065	20,202
Total	14,462	12,260	24,065	20,202
Marketing Expenses – Agent Stock Based Compensation [Member]
BreakdownOfTheStockbasedCompensationExpenseLineItems [Line Items]
Options Expense	38	56	82	125
RSU Expense	4,674	3,422	9,001	6,468
Total	4,712	3,478	9,083	6,593
Marketing Expenses – FTE Stock Based Compensation [Member]
BreakdownOfTheStockbasedCompensationExpenseLineItems [Line Items]
Options Expense
RSU Expense	35	43	49	83
Total	35	43	49	83
Research and Development – FTE Stock Based Compensation [Member]
BreakdownOfTheStockbasedCompensationExpenseLineItems [Line Items]
Options Expense		2		3
RSU Expense	455	298	748	602
Total	455	300	748	605
General and Administrative – FTE Stock Based Compensation [Member]
BreakdownOfTheStockbasedCompensationExpenseLineItems [Line Items]
Options Expense	79	209	186	462
RSU Expense	2,061	1,505	4,674	2,557
Total	$ 2,140	$ 1,714	$ 4,860	$ 3,019